Non-controlling interests	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
Non-controlling interests

30	Non-controlling interests

	2017	2016
	$m	$m
Non-controlling interests attributable to holders of ordinary shares in subsidiaries	7,621	6,932
Preferred securities issued by subsidiaries	—	260
At 31 Dec	7,621	7,192
Hang Seng Bank Limited is the only subsidiary in the Group that gives rise to significant non-controlling interest. For summarised financial information of Hang Seng Bank Limited see Note 18.
Preferred securities issued by subsidiaries
Preferred securities are securities for which there is no obligation to pay a dividend and, if the dividend is not paid, it may not be cumulative. Such securities do not generally carry voting rights but rank higher than ordinary shares for dividend payments and in the event of a winding-up. These securities have no stated maturity date but may be called and redeemed by the issuer, subject to prior notification to the PRA and, where relevant, the consent of the local banking regulator.
All non-cumulative preferred securities are classified as additional tier 1 capital.

Preferred securities issued by HSBC’s subsidiaries
		Footnote	First call date	2017	2016
				$m	$m
HSBC Bank Canada
CA$175m	Non-cumulative redeemable class 1 preferred shares, series C	1	Jun 2010	—	130
CA$175m	Non-cumulative redeemable class 1 preferred shares, series D	1	Dec 2010	—	130
At 31 Dec				—	260

1	In 2017 HSBC redeemed these securities.